Derivative Instruments (Effects Of Qualifying And Non-Qualifying Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Line Items in which the Effects of Fair Value or Cash Flow Hedges are Recorded	$ 840	$ (867)	$ (513)
Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Line Items in which the Effects of Fair Value or Cash Flow Hedges are Recorded	5,515	6,111	5,510
Hedged items	(167)	(60)	69
Derivatives designated as hedging instruments	167	60	(69)
Interest and Debt Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Line Items in which the Effects of Fair Value or Cash Flow Hedges are Recorded	283	270	284
Hedged items	156	46	136
Derivatives designated as hedging instruments	(156)	(46)	(136)
Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	(2,113)
Interest Rate Contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)		(957)	1,287
Interest Rate Contracts [Member] | Fair value hedges | Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	2	3	2
Interest Rate Contracts [Member] | Fair value hedges | Interest and Debt Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	(11)	(23)	(16)
Interest Rate Contracts [Member] | Fair value hedges | Designated as Hedging Instrument [Member] | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	39		6
Interest Rate Contracts [Member] | Fair value hedges | Designated as Hedging Instrument [Member] | Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	62		56
Foreign currency contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	3	(1)	(3)
Foreign currency contracts [Member] | Fair value hedges | Designated as Hedging Instrument [Member] | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income		(2)
Foreign currency contracts [Member] | Fair value hedges | Designated as Hedging Instrument [Member] | Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income		48
Equity market contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	(2,075)	3,354	971
Commodity Contract [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	11	(1)
Credit contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	(4)		(6)
GLB Embedded Derivative Reserves [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)			32
Reinsurance Related [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	622	185	(65)
Indexed Annuity Contracts Embedded Derivatives [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments | Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-Qualifying Hedges Gain (Loss)	$ 1,760	$ (2,622)	$ (471)